Investments and Variable Interest Entities (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jan. 31, 2014
Happy Cellular Services Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest			40.00%
Cumulative payments to acquire equity method investment	$ 190,172	$ 201,600
GreedyGame Media Limited [Member]
Schedule of Equity Method Investments [Line Items]
Cost Method Investments	$ 18,153
My Mobile Payments Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest	72.50%	7.00%
My Mobile Payments Limited [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Equity Method Investments [Line Items]
Cumulative Investment	$ 4,906,760
Variable interest entity, ownership percentage	8.17%
Digital Payments Processing Limited [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest		71.90%
Digital Payments Processing Limited [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Equity Method Investments [Line Items]
Cumulative Investment	$ 3,184,614